7. Convertible Note (Details Narrative) - CAD	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Payables and Accruals [Abstract]
Accretion expense	CAD 2,076	CAD 0	CAD 2,076	CAD 0	CAD 0	CAD 0